**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, DC 20549**

**FORM N-Q**

**QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY**

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/12

**Item 1. Schedule of Investments.**

# Franklin California Tax-Free Income Fund
## Statement of Investments, December 31, 2012 (unaudited)

| | Principal Amount | Value |
|---|---|---|
| **Municipal Bonds 95.1%** | | |
| **California 88.8%** | | |
| ABAG Finance Authority for Nonprofit Corps. COP, | | |
| Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage Insured, 6.65%, 10/01/22 | $ 560,000 | $ 561,641 |
| Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 | 5,000,000 | 5,006,250 |
| ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39 | 5,500,000 | 5,500,385 |
| ABAG Finance Authority for Nonprofit Corps. Revenue, | | |
| Channing House, California Mortgage Insured, 6.125%, 5/15/40 | 17,635,000 | 19,506,250 |
| San Diego Hospital Assn., Series C, 5.375%, 3/01/21 | 5,000,000 | 5,231,000 |
| San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39 | 17,500,000 | 20,904,975 |
| St. Rose Hospital, Series A, California Mortgage Insured, 5.625%, 5/15/29 | 9,050,000 | 10,007,762 |
| St. Rose Hospital, Series A, California Mortgage Insured, 6.00%, 5/15/29 | 8,620,000 | 9,734,566 |
| ABAG Revenue Tax Allocation, RDA Pool, Series A6, AGMC Insured, 5.375%, 12/15/25 | 445,000 | 445,610 |
| ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.30%, 10/01/21 | 4,020,000 | 4,026,070 |
| Alameda Corridor Transportation Authority Revenue, | | |
| Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, 5.30%, 10/01/22 | 81,685,000 | 90,997,090 |
| Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, 5.30%, 10/01/23 | 70,015,000 | 77,930,896 |
| Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, 5.40%, 10/01/24 | 43,770,000 | 48,850,384 |
| Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, 5.45%, 10/01/25 | 32,960,000 | 36,827,197 |
| Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29 | 20,000,000 | 8,907,600 |
| Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30 | 41,665,000 | 17,198,479 |
| senior lien, Series A, NATL Insured, 5.00%, 10/01/29 | 24,490,000 | 24,910,248 |
| Alameda County COP, Alameda County Medical Center Project, NATL Insured, ETM, | | |
| 5.00%, 6/01/23 | 19,195,000 | 19,254,313 |
| 5.30%, 6/01/26 | 7,000,000 | 7,022,330 |
| 5.00%, 6/01/28 | 8,925,000 | 8,950,793 |
| Alhambra USD, GO, Election of 2004, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29 | 13,025,000 | 14,536,942 |
| Alvord USD, GO, Election of 2007, | | |
| Series A, AGMC Insured, 5.00%, 8/01/32 | 11,625,000 | 12,691,594 |
| Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46 | 42,500,000 | 27,191,075 |
| Series B, AGMC Insured, zero cpn., 8/01/36 | 15,000,000 | 4,482,150 |
| Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Series C, AGMC Insured, zero cpn., | | |
| 9/01/24 | 26,855,000 | 16,316,561 |
| 9/01/26 | 29,430,000 | 15,520,499 |
| 9/01/27 | 22,860,000 | 11,372,850 |
| 9/01/28 | 14,425,000 | 6,769,797 |
| 9/01/29 | 24,810,000 | 10,986,860 |
| 9/01/32 | 13,665,000 | 4,990,731 |
| 9/01/33 | 37,070,000 | 12,657,181 |
| 9/01/34 | 24,970,000 | 8,008,628 |
| 3/01/37 | 15,080,000 | 3,990,017 |
| Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%, | | |
| 10/01/29 | 4,325,000 | 4,474,256 |
| 10/01/34 | 5,500,000 | 5,703,115 |
| Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26 | 8,570,000 | 4,992,625 |
| Antelope Valley Community College District GO, Election of 2004, Series B, NATL Insured, 5.25%, 8/01/39 | 14,900,000 | 16,538,106 |
| Azusa RDA Tax Allocation, Series B, 7.00%, 8/01/38 | 8,420,000 | 9,254,506 |
| Bakersfield City School District GO, Series A, AGMC Insured, 5.00%, 11/01/31 | 8,390,000 | 9,375,909 |
| Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 | 3,450,000 | 3,465,077 |
| Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/36 | 11,410,000 | 2,872,353 |
| Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, | | |
| Refunding, Series F-1, 5.00%, 4/01/39 | 81,800,000 | 90,303,110 |
| Refunding, Series F-1, 5.50%, 4/01/43 | 18,000,000 | 20,362,500 |
| Refunding, Series F-1, 5.125%, 4/01/47 | 53,585,000 | 59,259,116 |
| Series F, Pre-Refunded, 5.00%, 4/01/31 | 101,435,000 | 115,600,398 |
| Series S-2, 5.00%, 10/01/50 | 75,000,000 | 83,103,750 |
| Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34 | 5,195,000 | 5,054,423 |
| Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, 5.00%, 8/01/32 | 10,000,000 | 10,853,300 |
| Beverly Hills USD, GO, Election of 2002, Series B, Pre-Refunded, 5.00%, 8/01/30 | 8,590,000 | 9,587,127 |
| Bonita USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/27 | 5,100,000 | 5,473,830 |
| Calexico USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/33 | 4,285,000 | 4,615,888 |
| California County Tobacco Securitization Agency Tobacco Revenue, Tobacco Settlement Asset-Backed, | | |
| Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35 | 7,500,000 | 7,500,525 |
| Kern County Tobacco Funding Corp., Series A, 6.125%, 6/01/43 | 28,135,000 | 28,136,407 |

# Franklin California Tax-Free Income Fund

## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| Kern County Tobacco Funding Corp., Series B, 6.25%, 6/01/37 | 19,460,000 | 19,266,373 |
| Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43 | 8,690,000 | 8,689,739 |
| California Educational Facilities Authority Revenue, | | |
| Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/26 | 7,620,000 | 4,315,816 |
| Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/27 | 7,365,000 | 3,939,318 |
| Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/28 | 4,120,000 | 2,086,203 |
| Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/30 | 5,685,000 | 2,585,822 |
| Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/31 | 7,615,000 | 3,277,039 |
| Loyola Marymount University, Refunding, NATL Insured, zero cpn., 10/01/32 | 7,615,000 | 3,090,776 |
| Occidental College, Refunding, Series A, NATL Insured, 5.00%, 10/01/36 | 7,275,000 | 7,747,802 |
| Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35 | 5,220,000 | 5,705,147 |
| Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26 | 5,150,000 | 2,895,794 |
| California Health Facilities Financing Authority Revenue, | | |
| Adventist Health System West, Series A, 5.75%, 9/01/39 | 18,000,000 | 20,919,420 |
| Casa Colina, 6.125%, 4/01/32 | 10,300,000 | 10,310,815 |
| Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34 | 10,000,000 | 11,719,000 |
| Catholic Healthcare West, Refunding, Series A, NATL Insured, 5.75%, 7/01/15 | 7,900,000 | 7,932,153 |
| Catholic Healthcare West, Series A, 5.25%, 3/01/41 | 50,000,000 | 55,116,000 |
| Catholic Healthcare West, Series G, 5.25%, 7/01/23 | 3,000,000 | 3,173,130 |
| Cedars-Sinai Medical Center, 5.00%, 8/15/39 | 4,200,000 | 4,581,906 |
| Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38 | 10,000,000 | 10,596,400 |
| Children's Hospital of Orange County, Series A, 6.50%, 11/01/24 | 10,500,000 | 12,986,085 |
| Children's Hospital of Orange County, Series A, 6.25%, 11/01/29 | 13,870,000 | 16,910,027 |
| Children's Hospital of Orange County, Series A, 5.25%, 11/01/41 | 20,690,000 | 22,855,002 |
| The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 | 28,150,000 | 28,177,868 |
| Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22 | 1,065,000 | 1,067,876 |
| Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 | 52,930,000 | 52,239,263 |
| Lucile Salter Packard Children's Hospital at Stanford, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/15/26 | 6,000,000 | 6,175,080 |
| Northern California Presbyterian Homes and Services Inc., Refunding, 5.40%, 7/01/28 | 6,340,000 | 6,344,818 |
| Paradise Valley Estates, Refunding, California Mortgage Insured, 5.125%, 1/01/22 | 6,610,000 | 6,619,122 |
| Paradise Valley Estates, Refunding, California Mortgage Insured, 5.25%, 1/01/26 | 5,000,000 | 5,006,600 |
| Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19 | 8,500,000 | 8,534,000 |
| Providence Health & Services, Refunding, Series C, 6.50%, 10/01/38 | 6,375,000 | 7,726,883 |
| Providence Health & Services, Series C, 6.25%, 10/01/28 | 4,000,000 | 4,852,320 |
| Providence Health & Services, Series C, Pre-Refunded, 6.50%, 10/01/38 | 125,000 | 163,756 |
| Rady Children's Hospital, 5.25%, 8/15/41 | 11,000,000 | 12,316,260 |
| Small Facilities Program, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 4/01/25 | 10,370,000 | 10,659,116 |
| Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22 | 2,165,000 | 2,167,923 |
| Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51 | 100,000,000 | 111,806,000 |
| Sutter Health, Series A, 5.00%, 8/15/38 | 30,300,000 | 34,074,774 |
| Sutter Health, Series A, 5.00%, 11/15/42 | 7,000,000 | 7,610,890 |
| Sutter Health, Series A, 5.25%, 11/15/46 | 55,390,000 | 60,007,864 |
| California HFAR, | | |
| Home Mortgage, Series K, 4.75%, 8/01/36 | 5,000,000 | 4,667,850 |
| MFHR III, Series B, NATL Insured, 5.50%, 8/01/39 | 11,950,000 | 11,949,642 |
| California Infrastructure and Economic Development Bank Revenue, | | |
| Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 | 5,000,000 | 6,810,250 |
| Bay Area Toll Bridges, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29 | 50,985,000 | 69,320,736 |
| Los Angeles County Department of Public Social Services, AMBAC Insured, 5.00%, 9/01/35 | 7,765,000 | 7,887,998 |
| California Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group, | | |
| 5.375%, 2/01/29 | 10,000,000 | 11,092,900 |
| 5.25%, 2/01/37 | 37,100,000 | 39,083,366 |
| 5.50%, 2/01/39 | 13,250,000 | 14,401,425 |
| 5.25%, 2/01/46 | 90,650,000 | 94,661,262 |
| California PCFA, PCR, San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 | 32,535,000 | 32,615,687 |
| California State Department of Water Resources Water System Revenue, Central Valley Project, | | |
| Refunding, Series Y, NATL RE, FGIC Insured, 5.00%, 12/01/25 | 19,725,000 | 20,112,004 |
| Series Y, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25 | 275,000 | 280,396 |
| California State GO, | | |
| 6.00%, 5/01/24 | 2,565,000 | 2,609,118 |
| 5.125%, 4/01/25 | 3,500,000 | 3,663,835 |
| 5.20%, 4/01/26 | 13,500,000 | 14,142,735 |
| 5.00%, 8/01/34 | 48,000,000 | 54,021,600 |
| AGMC Insured, 5.50%, 4/01/19 | 540,000 | 546,172 |
| AGMC Insured, 5.50%, 3/01/20 | 415,000 | 418,054 |

# Franklin California Tax-Free Income Fund

## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| AMBAC Insured, 5.90%, 3/01/25 | 210,000 | 211,548 |
| AMBAC Insured, Pre-Refunded, 5.00%, 4/01/31 | 29,980,000 | 31,728,733 |
| FGIC Insured, 5.625%, 10/01/26 | 6,345,000 | 6,412,067 |
| NATL Insured, 6.00%, 8/01/24 | 990,000 | 993,623 |
| Pre-Refunded, 5.25%, 4/01/27 | 4,995,000 | 5,301,843 |
| Pre-Refunded, 5.25%, 2/01/29 | 24,000,000 | 24,090,720 |
| Pre-Refunded, 5.25%, 4/01/29 | 5,580,000 | 5,922,779 |
| Pre-Refunded, 5.25%, 4/01/34 | 19,980,000 | 21,207,371 |
| Refunding, 5.625%, 9/01/24 | 255,000 | 256,818 |
| Refunding, 5.25%, 2/01/29 | 1,260,000 | 1,264,045 |
| Refunding, 5.25%, 2/01/30 | 21,405,000 | 21,472,426 |
| Various Purpose, 5.125%, 4/01/24 | 7,500,000 | 7,862,550 |
| Various Purpose, 6.00%, 4/01/38 | 57,130,000 | 68,470,305 |
| Various Purpose, 6.00%, 11/01/39 | 100,000,000 | 121,762,000 |
| Various Purpose, 5.25%, 11/01/40 | 69,685,000 | 81,072,923 |
| Various Purpose, 5.00%, 9/01/42 | 182,000,000 | 205,794,680 |
| Various Purpose, FGIC Insured, 6.00%, 8/01/19 | 905,000 | 908,548 |
| Various Purpose, Pre-Refunded, 5.25%, 12/01/26 | 12,770,000 | 13,652,024 |
| Various Purpose, Refunding, 5.00%, 6/01/32 | 26,000,000 | 28,696,720 |
| Various Purpose, Refunding, 6.00%, 3/01/33 | 25,000,000 | 31,259,250 |
| Various Purpose, Refunding, 5.25%, 3/01/38 | 59,045,000 | 66,459,871 |
| Various Purpose, Refunding, 5.50%, 3/01/40 | 25,000,000 | 29,350,000 |
| Various Purpose, Refunding, 5.00%, 10/01/41 | 15,250,000 | 17,093,267 |
| Various Purpose, Refunding, 5.00%, 4/01/42 | 90,000,000 | 101,333,700 |
| Various Purpose, Refunding, AGMC Insured, 5.00%, 6/01/32 | 20,000,000 | 22,074,400 |
| California State Health Facilities Financing Authority Revenue, City of Hope, Refunding, Series A, 5.00%, | | |
| 11/15/32 | 12,400,000 | 14,388,588 |
| 11/15/35 | 6,500,000 | 7,441,330 |
| 11/15/39 | 5,000,000 | 5,665,450 |
| California State Local Government Finance Authority Revenue, Marin Valley Mobile, Series A, AGMC Insured, 5.85%, 10/01/27 | 5,955,000 | 5,971,793 |
| California State Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A, 5.75%, 7/01/40 | 7,000,000 | 7,634,830 |
| California State Public Works Board Lease Revenue, | | |
| California Science Center, Series A, 5.25%, 10/01/22 | 8,645,000 | 8,663,500 |
| Department of Corrections, Series C, 5.00%, 6/01/25 | 4,810,000 | 4,921,592 |
| Department of Corrections, Series C, Pre-Refunded, 5.00%, 6/01/24 | 12,225,000 | 12,750,308 |
| Department of Corrections, Series C, Pre-Refunded, 5.25%, 6/01/28 | 25,475,000 | 26,627,489 |
| Department of Mental Health, Coalinga State Hospital, Series A, 5.00%, 6/01/25 | 12,000,000 | 12,641,760 |
| Department of Mental Health, Coalinga State Hospital, Series A, 5.125%, 6/01/29 | 56,500,000 | 59,213,130 |
| Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19 | 7,500,000 | 7,526,700 |
| Various California Community Colleges Projects, Refunding, Series A, 5.90%, 4/01/17 | 8,320,000 | 8,355,194 |
| Various Capital Projects, Refunding, Series G, 5.00%, 11/01/37 | 82,500,000 | 90,266,550 |
| Various Capital Projects, Series A, 5.00%, 4/01/31 | 48,070,000 | 54,042,217 |
| Various Capital Projects, Series A, 5.00%, 4/01/32 | 17,885,000 | 19,986,845 |
| Various Capital Projects, Series A, 5.00%, 4/01/37 | 20,000,000 | 21,838,200 |
| Various Capital Projects, Series A, Sub Series A-1, 5.50%, 3/01/25 | 8,700,000 | 10,097,481 |
| Various Capital Projects, Series A, Sub Series A-1, 6.00%, 3/01/35 | 10,000,000 | 11,969,000 |
| Various Capital Projects, Series G, Sub Series G-1, 5.75%, 10/01/30 | 100,000,000 | 116,933,000 |
| Various Capital Projects, Series I, Sub Series I-1, 6.375%, 11/01/34 | 50,000,000 | 61,521,000 |
| Various Judicial Council Projects, Series D, 5.00%, 12/01/31 | 15,000,000 | 16,806,300 |
| California State University Revenue, Systemwide, | | |
| Refunding, Series C, NATL Insured, 5.00%, 11/01/30 | 15,490,000 | 17,097,087 |
| Series A, 5.00%, 11/01/37 | 31,595,000 | 36,298,232 |
| Series A, 5.00%, 11/01/42 | 24,865,000 | 28,431,138 |
| Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/29 | 10,000,000 | 10,608,600 |
| Series C, NATL Insured, 5.00%, 11/01/35 | 12,900,000 | 14,170,392 |
| California Statewide CDA, COP, | | |
| The Internext Group, 5.375%, 4/01/17 | 5,200,000 | 5,214,144 |
| The Internext Group, 5.375%, 4/01/30 | 67,480,000 | 67,664,895 |
| NATL Insured, 5.00%, 4/01/18 | 7,000,000 | 7,002,870 |
| NATL Insured, 5.125%, 4/01/23 | 6,000,000 | 6,003,120 |
| California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia Court, Series A, Radian Insured, 4.60%, 2/01/37 | 1,010,000 | 985,538 |
| California Statewide CDA Revenue, | | |
| Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41 | 13,000,000 | 13,618,410 |

# Franklin California Tax-Free Income Fund
## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| Catholic Healthcare West, Series A, 5.50%, 7/01/30 | 9,885,000 | 11,017,327 |
| Catholic Healthcare West, Series E, 5.50%, 7/01/31 | 12,675,000 | 14,076,094 |
| CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26 | 9,500,000 | 10,534,170 |
| CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40 | 59,000,000 | 65,001,480 |
| Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30 | 18,500,000 | 20,914,620 |
| Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40 | 51,000,000 | 56,084,700 |
| Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24 | 6,000,000 | 6,408,180 |
| Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30 | 5,000,000 | 5,226,500 |
| Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35 | 13,900,000 | 14,425,142 |
| Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39 | 29,980,000 | 30,913,877 |
| Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25 | 3,190,000 | 3,398,243 |
| Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/33 | 20,000,000 | 23,357,000 |
| Enloe Medical Center, California Mortgage Insured, 5.75%, 8/15/38 | 36,500,000 | 41,206,675 |
| Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 | 6,300,000 | 6,660,108 |
| Health Facility, Los Angeles Jewish Home for the Aging, California Mortgage Insured, 5.50%, 11/15/33 | 19,400,000 | 19,650,260 |
| Health Facility, Memorial Health Services, Series A, Pre-Refunded, 5.50%, 10/01/33 | 45,465,000 | 46,031,039 |
| Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 10/01/37 | 4,000,000 | 4,140,160 |
| Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27 | 20,000,000 | 21,547,400 |
| Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35 | 45,000,000 | 47,678,850 |
| Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33 | 10,515,000 | 11,181,966 |
| Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31 | 10,000,000 | 11,008,300 |
| Kaiser Permanente, Series A, 5.00%, 4/01/42 | 75,000,000 | 83,688,000 |
| Kaiser Permanente, Series B, 5.00%, 3/01/41 | 39,980,000 | 42,907,735 |
| Kaiser Permanente, Series B, 5.25%, 3/01/45 | 177,160,000 | 190,408,025 |
| Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37 | 20,000,000 | 20,729,200 |
| Methodist Hospital of Southern California Project, FHA Insured, 6.25%, 8/01/24 | 12,680,000 | 15,417,485 |
| Methodist Hospital of Southern California Project, FHA Insured, 6.625%, 8/01/29 | 20,015,000 | 25,157,454 |
| Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38 | 19,690,000 | 24,144,862 |
| Mission Community, California Mortgage Insured, 5.375%, 11/01/21 | 7,070,000 | 7,096,654 |
| Mission Community, California Mortgage Insured, 5.375%, 11/01/26 | 9,755,000 | 9,768,072 |
| Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28 | 3,615,000 | 3,619,844 |
| St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47 | 29,600,000 | 32,838,832 |
| St. Joseph Health System, Series C, FGIC Insured, 5.75%, 7/01/47 | 12,000,000 | 13,313,040 |
| St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47 | 15,300,000 | 16,682,967 |
| Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32 | 4,945,000 | 4,710,953 |
| Sutter Health, Refunding, Series A, 5.00%, 11/15/43 | 103,300,000 | 109,538,287 |
| Sutter Health, Series C, 5.00%, 11/15/38 | 23,925,000 | 25,520,558 |
| California Statewide CDA Revenue COP, | | |
| CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25 | 24,545,000 | 29,704,604 |
| Southern California Development Corp., California Mortgage Insured, 6.10%, 12/01/15 | 810,000 | 813,378 |
| California Statewide CDA Student Housing Revenue, University of California Irvine East Campus Apartments Phase I, Refunding, | | |
| 5.125%, 5/15/31 | 8,000,000 | 8,874,000 |
| 5.375%, 5/15/38 | 8,500,000 | 9,374,310 |
| California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A, AGMC Insured, | | |
| 5.25%, 10/01/24 | 3,925,000 | 4,106,139 |
| 5.00%, 10/01/29 | 1,095,000 | 1,143,344 |
| Pre-Refunded, 5.25%, 10/01/24 | 1,075,000 | 1,125,611 |
| Pre-Refunded, 5.00%, 10/01/29 | 1,905,000 | 1,991,163 |
| Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project, Refunding, AMBAC Insured, 5.00%, 9/01/36 | 4,800,000 | 4,830,048 |
| Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%, 10/01/33 | 5,000,000 | 5,018,150 |
| Campbell USD, | | |
| GO, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/28 | 5,205,000 | 5,961,078 |
| GO, Series E, AGMC Insured, 5.00%, 8/01/29 | 6,260,000 | 6,979,337 |
| Series B, NATL RE, FGIC Insured, zero cpn., 8/01/20 | 5,000,000 | 3,867,300 |
| Series B, NATL RE, FGIC Insured, zero cpn., 8/01/21 | 6,280,000 | 4,624,718 |
| Capistrano USD, CFD No. 90-2 Special Tax, Talega, Improvement Area No. 2002-1, | | |
| 5.875%, 9/01/33 | 5,625,000 | 5,667,300 |
| 6.00%, 9/01/33 | 7,100,000 | 7,159,072 |
| Carlsbad USD, GO, | | |
| zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34 | 14,000,000 | 11,495,260 |
| zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35 | 33,000,000 | 21,359,580 |
| Centinela Valley UHSD, GO, | | |
| Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50 | 39,400,000 | 42,280,534 |

# Franklin California Tax-Free Income Fund
## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| Refunding, Series A, NATL Insured, 5.50%, 8/01/33 | 15,630,000 | 19,170,351 |
| Cerritos Community College District GO, Election of 2004, Series B, NATL Insured, 5.00%, 8/01/31 | 16,580,000 | 17,859,147 |
| Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22 | 1,675,000 | 1,804,578 |
| Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured, 5.00%, 4/01/32 | 4,000,000 | 4,055,800 |
| Chula Vista IDR, San Diego Gas and Electric Co., | | |
| Refunding, Series A, 5.875%, 2/15/34 | 17,500,000 | 20,512,975 |
| Series A, 5.30%, 7/01/21 | 8,500,000 | 9,139,455 |
| Series B, 5.50%, 12/01/21 | 14,000,000 | 15,017,940 |
| Claremont RDA Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%, 8/01/23 | 4,950,000 | 4,967,820 |
| Colton Joint USD, GO, Election of 2001, Series B, NATL RE, FGIC Insured, 5.00%, 8/01/27 | 7,000,000 | 7,347,340 |
| Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B, Radian Insured, 5.125%, 8/01/35 | 5,460,000 | 5,456,123 |
| Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B, | | |
| 5.70%, 8/01/30 | 10,000,000 | 10,202,700 |
| 6.00%, 8/01/35 | 11,160,000 | 11,418,131 |
| 6.00%, 8/01/42 | 10,000,000 | 10,023,500 |
| Compton Sewer Revenue, 6.00%, 9/01/39 | 11,775,000 | 12,032,755 |
| Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29 | 5,660,000 | 5,941,528 |
| Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero cpn., 11/01/15 | 6,810,000 | 6,675,026 |
| Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 | 7,140,000 | 7,239,889 |
| Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34 | 6,115,000 | 6,152,852 |
| Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 | 6,365,000 | 6,450,800 |
| Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47 | 17,870,000 | 18,325,685 |
| Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32 | 8,520,000 | 9,894,446 |
| Desert Sands USD, GO, Election of 2001, AGMC Insured, Pre-Refunded, 5.00%, 6/01/29 | 16,425,000 | 17,501,823 |
| Downey USD, GO, Election of 2002, Series C, AGMC Insured, Pre-Refunded, 5.00%, 2/01/30 | 4,860,000 | 4,974,647 |
| East Bay MUD Water System Revenue, | | |
| Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/37 | 99,545,000 | 112,713,808 |
| Series A, NATL Insured, 5.00%, 6/01/28 | 7,000,000 | 7,662,830 |
| Series A, NATL Insured, 5.00%, 6/01/29 | 27,495,000 | 30,084,754 |
| Series A, NATL Insured, 5.00%, 6/01/30 | 15,000,000 | 16,408,950 |
| Series A, NATL Insured, 5.00%, 6/01/35 | 27,505,000 | 29,814,320 |
| El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project, California Mortgage Insured, 5.25%, 3/01/26 | 7,930,000 | 7,937,137 |
| El Rancho USD, GO, Election of 2003, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/28 | 5,635,000 | 5,787,370 |
| Emeryville PFAR, | | |
| Housing Increment Loan, 6.20%, 9/01/25 | 3,115,000 | 3,118,458 |
| Shellmound Park Redevelopment and Housing Project, Refunding, Series B, NATL Insured, 5.00%, 9/01/28 | 10,000,000 | 9,999,700 |
| Fairfax Elementary School District GO, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48 | 10,380,000 | 1,460,362 |
| Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42 | 10,000,000 | 10,334,700 |
| Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33 | 8,215,000 | 8,288,606 |
| Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%, 10/01/27 | 12,500,000 | 12,525,875 |
| Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, | | |
| Refunding, 5.80%, 1/15/20 | 49,500,000 | 51,396,345 |
| Refunding, 5.85%, 1/15/23 | 10,000,000 | 10,349,700 |
| Refunding, 5.875%, 1/15/26 | 30,000,000 | 30,997,800 |
| Refunding, 5.875%, 1/15/27 | 80,835,000 | 83,465,371 |
| Refunding, 5.875%, 1/15/28 | 80,500,000 | 82,764,465 |
| Refunding, 5.875%, 1/15/29 | 112,230,000 | 115,271,433 |
| Refunding, 5.75%, 1/15/40 | 395,510,000 | 395,842,228 |
| Refunding, zero cpn., 1/15/21 | 51,180,000 | 31,984,941 |
| Refunding, zero cpn., 1/15/25 | 57,000,000 | 28,011,510 |
| Refunding, zero cpn., 1/15/30 | 98,460,000 | 35,790,210 |
| Refunding, zero cpn., 1/15/32 | 100,000,000 | 32,145,000 |
| Refunding, zero cpn., 1/15/33 | 132,460,000 | 40,057,229 |
| Refunding, zero cpn., 1/15/34 | 100,000,000 | 28,423,000 |
| Refunding, zero cpn., 1/15/35 | 20,000,000 | 5,361,400 |
| Refunding, zero cpn., 1/15/36 | 182,160,000 | 45,749,484 |
| Refunding, zero cpn., 1/15/37 | 170,615,000 | 40,353,860 |
| Refunding, zero cpn., 1/15/38 | 160,560,000 | 35,764,740 |
| senior lien, Series A, 5.00%, 1/01/35 | 15,955,000 | 15,955,000 |
| senior lien, Series A, ETM, zero cpn., 1/01/22 | 30,835,000 | 25,967,079 |
| senior lien, Series A, ETM, zero cpn., 1/01/23 | 5,765,000 | 4,674,320 |
| senior lien, Series A, ETM, zero cpn., 1/01/24 | 72,045,000 | 56,154,034 |
| senior lien, Series A, ETM, zero cpn., 1/01/25 | 20,660,000 | 15,501,405 |

# Franklin California Tax-Free Income Fund
## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| senior lien, Series A, ETM, zero cpn., 1/01/26 | 23,475,000 | 16,955,523 |
| senior lien, Series A, ETM, zero cpn., 1/01/27 | 15,000,000 | 10,479,000 |
| senior lien, Series A, ETM, zero cpn., 1/01/28 | 2,000,000 | 1,349,800 |
| senior lien, Series A, ETM, zero cpn., 1/01/29 | 35,310,000 | 22,994,931 |
| Fremont GO, Election of 2002, Fire Safety Project, Series B, NATL RE, FGIC Insured, 5.00%, 8/01/34 | 7,235,000 | 7,434,975 |
| Fremont USD Alameda County GO, Election of 2002, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/28 | 10,000,000 | 11,160,800 |
| Fresno USD, GO, | | |
| Election of 2001, Series G, zero cpn., 8/01/41 | 47,000,000 | 7,669,460 |
| Election of 2010, Series B, zero cpn., 8/01/41 | 35,000,000 | 5,711,300 |
| Glendale Community College District GO, NATL RE, FGIC Insured, zero cpn., 8/01/28 | 15,000,000 | 7,846,050 |
| Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, | | |
| Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45 | 20,000,000 | 20,808,600 |
| Asset-Backed, Senior Series A-1, 5.125%, 6/01/47 | 5,000,000 | 4,314,350 |
| Asset-Backed, Senior Series A-1, 5.75%, 6/01/47 | 77,500,000 | 73,504,100 |
| Asset-Backed, Series A-1, Pre-Refunded, 6.75%, 6/01/39 | 5,290,000 | 5,430,450 |
| Enhanced, Asset-Backed, Refunding, AGMC Insured, 5.00%, 6/01/45 | 30,000,000 | 31,326,300 |
| Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 | 34,000,000 | 35,374,620 |
| Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45 | 14,085,000 | 14,654,457 |
| Enhanced, Asset-Backed, Refunding, Series A, Radian Insured, 5.00%, 6/01/45 | 30,000,000 | 31,212,900 |
| Enhanced, Asset-Backed, Series A, AGMC Insured, 5.00%, 6/01/35 | 50,000,000 | 52,519,500 |
| Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.50%, 6/01/33 | 15,000,000 | 15,321,750 |
| Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 | 138,000,000 | 141,030,480 |
| Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.50%, 6/01/43 | 57,000,000 | 58,222,650 |
| Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A, 6.00%, 9/01/33 | 10,000,000 | 10,707,900 |
| Hartnell Community College District GO, | | |
| Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33 | 20,000,000 | 15,364,800 |
| Election of 2002, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/27 | 5,020,000 | 5,157,197 |
| Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48 | 37,665,000 | 5,878,377 |
| Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%, 8/01/34 | 7,750,000 | 8,758,895 |
| Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/28 | 10,005,000 | 5,126,162 |
| Huntington Beach UHSD, GO, Election of 2004, AGMC Insured, 5.00%, 8/01/29 | 11,000,000 | 11,691,130 |
| Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed Bonds, Turbo Convertible Capital Appreciation, Series B, 5.75%, 6/01/26 | 35,000,000 | 32,970,350 |
| Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding, ACA Insured, 5.25%, 11/01/19 | 6,535,000 | 6,541,992 |
| Irvine USD Financing Authority Special Tax, Series A, | | |
| 5.00%, 9/01/26 | 2,865,000 | 2,939,862 |
| 5.125%, 9/01/36 | 10,585,000 | 10,762,405 |
| Kaweah Delta Health Care District GO, Election of 2003, NATL Insured, 5.00%, 8/01/34 | 16,500,000 | 16,890,885 |
| Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34 | 15,000,000 | 15,898,200 |
| La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1, Refunding, 6.10%, 6/01/22 | 1,575,000 | 1,589,301 |
| La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC Insured, 5.125%, 9/01/32 | 10,825,000 | 10,922,642 |
| Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33 | 10,065,000 | 10,891,337 |
| Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 | 5,000 | 6,648 |
| Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39 | 10,280,000 | 11,269,244 |
| Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, | | |
| 5.00%, 12/01/23 | 8,700,000 | 8,907,495 |
| 8.25%, 12/01/38 | 35,000,000 | 41,158,600 |
| Long Beach Bond Finance Authority Lease Revenue, Temple and Willow Facility, Refunding, Series B, NATL Insured, 5.00%, 10/01/27 | 14,935,000 | 14,954,864 |
| Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, | | |
| 5.50%, 11/15/28 | 8,000,000 | 9,492,720 |
| 5.00%, 11/15/29 | 17,465,000 | 19,637,297 |
| 5.50%, 11/15/30 | 5,000,000 | 5,908,200 |
| 5.00%, 11/15/35 | 69,800,000 | 76,971,252 |
| 5.50%, 11/15/37 | 35,000,000 | 41,493,550 |
| Long Beach Community College District GO, | | |
| Capital Appreciation, Election of 2008, Series B, zero cpn. to 8/01/32, 4.75% thereafter, 8/01/49 | 45,000,000 | 16,276,950 |
| Election of 2008, Series B, 4.00%, 8/01/42 | 25,385,000 | 26,367,653 |
| Election of 2008, Series B, Refunding, 5.00%, 8/01/39 | 20,000,000 | 22,948,400 |
| Los Angeles Community College District GO, | | |
| Election of 2001, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/32 | 21,500,000 | 24,671,250 |
| Election of 2001, Series E-1, 5.00%, 8/01/33 | 25,000,000 | 28,526,500 |

# Franklin California Tax-Free Income Fund

## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| Election of 2003, Series F-1, 5.00%, 8/01/33 | 20,000,000 | 22,821,200 |
| Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%, | | |
| 8/01/24 | 4,000,000 | 4,005,520 |
| 8/01/31 | 5,000,000 | 5,006,050 |
| Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, | | |
| District No. 14, Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30 | 6,000,000 | 6,451,080 |
| District No. 20, Series A, NATL Insured, 5.00%, 10/01/34 | 215,000 | 222,951 |
| Los Angeles CRDA Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%, 9/01/14 | 190,000 | 190,044 |
| Los Angeles Department of Airports Airport Revenue, | | |
| 5.00%, 5/15/35 | 80,000,000 | 90,894,400 |
| Los Angeles International Airport, Subordinated, Refunding, Series C, 5.125%, 5/15/33 | 16,000,000 | 17,857,120 |
| Series A, 5.00%, 5/15/34 | 18,500,000 | 20,868,185 |
| Series A, 5.25%, 5/15/39 | 14,000,000 | 15,786,120 |
| Los Angeles Department of Water and Power Revenue, | | |
| Power System, Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 | 7,000,000 | 7,133,490 |
| Power System, Refunding, Series B, 5.00%, 7/01/43 | 121,500,000 | 139,280,310 |
| Power System, Series A, Sub Series A-1, 5.25%, 7/01/38 | 10,000,000 | 11,331,600 |
| Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/31 | 10,000,000 | 10,979,300 |
| Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/35 | 63,435,000 | 69,105,455 |
| Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37 | 11,345,000 | 12,472,012 |
| Power System, Series A, Sub Series A-2, NATL Insured, 5.00%, 7/01/23 | 6,550,000 | 6,683,096 |
| Power System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28 | 10,575,000 | 10,822,244 |
| Water System, Refunding, Series A, 5.00%, 7/01/43 | 113,145,000 | 130,403,007 |
| Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36 | 14,385,000 | 16,018,704 |
| Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38 | 18,000,000 | 20,408,040 |
| Water System, Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44 | 38,000,000 | 42,978,760 |
| Water System, Series B, 5.00%, 7/01/43 | 90,735,000 | 104,574,810 |
| Los Angeles USD, GO, | | |
| Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/28 | 170,250,000 | 174,230,445 |
| Series E, AMBAC Insured, 5.00%, 7/01/30 | 15,000,000 | 16,375,650 |
| Series F, 5.00%, 7/01/29 | 2,250,000 | 2,579,333 |
| Series I, 5.00%, 7/01/29 | 10,000,000 | 11,463,700 |
| Series I, 5.00%, 1/01/34 | 36,760,000 | 41,553,136 |
| Los Angeles Wastewater System Revenue, | | |
| Refunding, Series A, 5.00%, 6/01/39 | 25,000,000 | 28,189,750 |
| Series A, AGMC Insured, Pre-Refunded, 4.875%, 6/01/29 | 34,335,000 | 34,983,931 |
| Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/01/32 | 17,500,000 | 17,839,675 |
| Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, AGMC Insured, 5.90%, 9/01/28 | 6,470,000 | 6,514,837 |
| M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39 | 25,000,000 | 34,451,000 |
| M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, 6.00%, 7/01/22 | 6,330,000 | 6,356,016 |
| Madera County COP, Valley Children's Hospital Project, NATL Insured, | | |
| 5.00%, 3/15/23 | 8,500,000 | 8,511,220 |
| 5.75%, 3/15/28 | 27,500,000 | 27,551,425 |
| Manhattan Beach COP, Metlox Public Improvements, Pre-Refunded, 5.00%, 1/01/33 | 2,575,000 | 2,575,000 |
| Manteca Water Revenue, Refunding, 5.00%, 7/01/33 | 5,000,000 | 5,718,500 |
| Metropolitan Water District of Southern California Waterworks Revenue, Series B1, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, | | |
| 10/01/33 | 195,000 | 201,874 |
| 10/01/33 | 4,805,000 | 4,976,202 |
| Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM, | | |
| 5.40%, 1/15/17 | 8,185,000 | 8,800,266 |
| 5.50%, 1/15/24 | 11,790,000 | 14,532,590 |
| Modesto High School District Stanislaus County GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., | | |
| 8/01/21 | 9,660,000 | 7,042,333 |
| 8/01/23 | 10,815,000 | 7,062,844 |
| 5/01/27 | 12,770,000 | 6,797,982 |
| Modesto Schools Infrastructure Financing Agency Special Tax Revenue, AMBAC Insured, 5.20%, 9/01/37 | 4,260,000 | 4,306,178 |
| Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, zero cpn., | | |
| 8/01/27 | 6,315,000 | 4,174,657 |
| 8/01/28 | 6,625,000 | 4,217,939 |
| Mount Diablo USD, GO, Election of 2010, Series E, 5.00%, 6/01/37 | 18,000,000 | 20,133,540 |
| Murrieta Valley USD, | | |
| COP, School Facility Bridge Funding Program, 5.75%, 5/01/41 | 12,000,000 | 12,946,200 |
| PFA, Special Tax Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 9/01/37 | 6,975,000 | 7,131,659 |
| Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32 | 16,450,000 | 17,700,529 |

# Franklin California Tax-Free Income Fund
## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 | 1,115,000 | 1,116,851 |
| Newport Mesa USD, GO, Election of 2005, Capital Appreciation, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42 | 20,000,000 | 15,296,800 |
| Norco RDA Tax Allocation, Redevelopment Project Area No. 1, Refunding, NATL Insured, 5.125%, 3/01/30 | 8,515,000 | 8,522,323 |
| Oak Grove School District GO, Election of 2008, Series B-1, zero cpn., 6/01/41 | 36,240,000 | 5,952,420 |
| Oakland GO, Series B, 6.25%, 1/15/39 | 10,045,000 | 11,564,407 |
| Oakland USD Alameda County GO, Election of 2006, Series A, 6.125%, 8/01/29 | 7,225,000 | 8,189,465 |
| Oceanside USD, GO, Election of 2000, Series D, NATL RE, FGIC Insured, 5.00%, | | |
| 8/01/29 | 5,755,000 | 5,876,833 |
| 8/01/33 | 3,590,000 | 3,665,318 |
| Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A, | | |
| 5.50%, 8/15/24 | 1,100,000 | 1,108,657 |
| 5.60%, 8/15/28 | 3,250,000 | 3,274,570 |
| 5.625%, 8/15/34 | 5,000,000 | 5,034,000 |
| Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A, | | |
| 5.15%, 8/15/29 | 6,405,000 | 6,429,595 |
| 5.20%, 8/15/34 | 9,000,000 | 9,028,620 |
| Orange County Water District Revenue COP, Series B, NATL Insured, | | |
| 5.00%, 8/15/28 | 22,950,000 | 23,450,080 |
| 5.00%, 8/15/34 | 19,435,000 | 19,831,863 |
| ETM, 5.00%, 8/15/34 | 4,140,000 | 5,593,968 |
| Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas, Refunding, NATL Insured, 5.00%, 9/01/34 | 6,980,000 | 6,970,368 |
| Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37 | 21,000,000 | 22,167,390 |
| Palomar Community College District GO, Convertible Capital Appreciation, Election of 2006, Series A, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39 | 69,410,000 | 42,438,662 |
| Palomar Pomerado Health Care District COP, 6.75%, 11/01/39 | 30,000,000 | 34,248,000 |
| Palomar Pomerado Health GO, Convertible Capital Appreciation, Election of 2004, Series A, | | |
| Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38 | 36,000,000 | 31,653,360 |
| zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40 | 60,000,000 | 48,102,600 |
| Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31 | 5,000,000 | 5,092,350 |
| Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23 | 19,095,000 | 14,473,819 |
| Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 | 4,000,000 | 4,024,640 |
| Placentia-Yorba Linda USD, GO, Capital Appreciation, Election of 2008, Series D, zero cpn., | | |
| 8/01/43 | 27,955,000 | 6,212,719 |
| 8/01/46 | 89,200,000 | 16,992,600 |
| 8/01/49 | 85,000,000 | 13,962,950 |
| Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 | 1,955,000 | 1,960,279 |
| Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn., 8/01/46 | 45,000,000 | 8,685,450 |
| Ramona USD, COP, Convertible Capital Appreciation, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/32 | 16,000,000 | 16,869,280 |
| Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, | | |
| Pre-Refunded, 5.625%, 7/01/34 | 10,000,000 | 10,779,400 |
| Refunding, Series A, 5.00%, 7/01/38 | 11,200,000 | 11,494,112 |
| Series A, 5.00%, 7/01/47 | 58,450,000 | 59,317,982 |
| Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn., | | |
| 8/15/16 | 8,605,000 | 8,273,535 |
| 8/15/17 | 13,605,000 | 12,803,665 |
| 8/15/18 | 13,605,000 | 12,552,109 |
| Redding California Electricity System Revenue COP, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/35 | 12,725,000 | 12,984,590 |
| Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37 | 13,525,000 | 14,334,471 |
| Rialto USD, GO, Capital Appreciation, | | |
| Election of 1999, Series A, NATL RE, FGIC Insured, zero cpn., 6/01/19 | 13,985,000 | 11,338,898 |
| Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41 | 27,000,000 | 17,097,210 |
| Riverside Community College District GO, Election of 2004, Series C, NATL Insured, 5.00%, 8/01/32 | 6,930,000 | 7,952,175 |
| Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project, NATL Insured, zero cpn., | | |
| 6/01/23 | 14,160,000 | 8,460,317 |
| 6/01/24 | 13,005,000 | 7,362,261 |
| Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, | | |
| 11/01/30 | 9,905,000 | 10,273,862 |
| 11/01/36 | 6,345,000 | 6,514,285 |
| Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore Valley AD, Zone 3, 7.875%, | | |
| 9/01/13 | 350,000 | 362,894 |
| 9/01/14 | 380,000 | 411,403 |
| 9/01/15 | 410,000 | 461,238 |
| 9/01/16 | 440,000 | 513,603 |
| 9/01/17 | 475,000 | 566,281 |

# Franklin California Tax-Free Income Fund
## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| Riverside County PFA Tax Allocation Revenue, Redevelopment Projects, Refunding, Series A, XLCA Insured, 5.00%, 10/01/35 | 17,500,000 | 16,854,250 |
| Riverside County PFA, COP, | | |
| 5.75%, 5/15/19 | 2,655,000 | 1,489,588 |
| 5.80%, 5/15/29 | 14,230,000 | 7,767,019 |
| Riverside County SFMR, Capital Appreciation Mortgage, | | |
| Series A, GNMA Secured, ETM, zero cpn., 9/01/14 | 20,220,000 | 20,043,277 |
| Series A, GNMA Secured, ETM, zero cpn., 11/01/20 | 25,055,000 | 20,548,608 |
| Series B, GNMA Secured, ETM, zero cpn., 6/01/23 | 26,160,000 | 19,727,256 |
| Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/33 | 10,000,000 | 11,058,300 |
| RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC Insured, 5.00%, 9/01/36 | 10,090,000 | 10,333,068 |
| Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 7.00%, 9/01/39 | 8,865,000 | 9,633,152 |
| Rocklin USD, GO, | | |
| Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 9/01/16 | 33,960,000 | 32,059,938 |
| Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/25 | 8,160,000 | 5,152,387 |
| Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/26 | 8,695,000 | 5,202,132 |
| Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/27 | 9,080,000 | 5,112,494 |
| Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/28 | 16,615,000 | 8,911,455 |
| Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17 | 27,835,000 | 23,324,338 |
| Roseville Electric System Revenue COP, AGMC Insured, 5.00%, | | |
| 2/01/29 | 10,000,000 | 10,276,300 |
| 2/01/34 | 17,000,000 | 17,414,800 |
| Roseville Joint UHSD, | | |
| Capital Appreciation, Series A, zero cpn., 8/01/17 | 13,405,000 | 11,212,746 |
| GO, Election of 2004, Series B, NATL RE, FGIC Insured, 5.00%, 8/01/30 | 8,375,000 | 9,112,586 |
| Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26 | 5,000,000 | 5,653,650 |
| Rowland USD, GO, Series A, AGMC Insured, 5.00%, 8/01/31 | 17,715,000 | 19,898,019 |
| Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/37 | 8,715,000 | 9,467,627 |
| Sacramento City Financing Authority Revenue, | | |
| Capital Improvement, AMBAC Insured, 5.00%, 12/01/33 | 485,000 | 491,780 |
| Capital Improvement, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33 | 7,035,000 | 7,337,294 |
| Capital Improvement, Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/31 | 16,915,000 | 18,095,329 |
| Capital Improvement, Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/36 | 5,740,000 | 6,047,492 |
| Master Lease Program Facilities, Refunding, Series E, AMBAC Insured, 5.25%, 12/01/30 | 19,000,000 | 22,802,850 |
| Sacramento County Airport System Revenue, | | |
| PFC/Grant, Series C, Assured Guaranty, 5.75%, 7/01/39 | 5,000,000 | 5,683,250 |
| senior bond, 5.00%, 7/01/40 | 9,000,000 | 9,945,270 |
| senior bond, Series B, AGMC Insured, 5.25%, 7/01/39 | 20,000,000 | 21,527,800 |
| Senior Series A, AGMC Insured, 5.00%, 7/01/41 | 10,000,000 | 10,868,400 |
| Sacramento County Sanitation District Financing Authority Revenue, | | |
| County Sanitation District No. 1, NATL Insured, 5.00%, 8/01/30 | 11,900,000 | 13,027,168 |
| Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, 5.00%, 12/01/30 | 10,000,000 | 11,021,700 |
| Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, 5.00%, 12/01/36 | 61,095,000 | 66,576,443 |
| Sacramento Regional County Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35 | 40,000,000 | 43,526,400 |
| Sacramento MUD Revenue, | | |
| Refunding, Series T, NATL RE, FGIC Insured, 5.00%, 5/15/30 | 6,415,000 | 6,776,998 |
| Series T, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/15/30 | 2,680,000 | 2,851,681 |
| Sacramento USD, COP, Refunding, NATL Insured, 5.00%, 3/01/31 | 6,000,000 | 6,015,300 |
| Saddleback Valley USD, GO, AGMC Insured, 5.00%, | | |
| 8/01/27 | 4,680,000 | 4,974,044 |
| 8/01/29 | 4,335,000 | 4,603,163 |
| San Bernardino Community College District GO, Election of 2008, Series B, zero cpn., 8/01/48 | 66,390,000 | 10,289,786 |
| San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26 | 13,045,000 | 13,061,958 |
| San Bernardino County Housing Authority MFMR, Series A, GNMA Secured, 6.70%, 3/20/43 | 3,345,000 | 3,525,764 |
| San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL Insured, 5.70%, 1/01/23 | 6,315,000 | 6,061,200 |
| San Diego Community College District GO, Election of 2002, Capital Appreciation, zero cpn. to 8/01/19, 6.00% thereafter, 8/01/33 | 26,880,000 | 22,814,131 |
| San Diego Country Regional Airport Authority, Refunding, Sub. Series A, 5.00%, 7/01/27 | 11,565,000 | 13,282,171 |
| San Diego County COP, The Salk Institute of Biological Studies, 5.125%, 7/01/40 | 15,000,000 | 16,042,950 |
| San Diego County Regional Transportation Commission, Series A, Refunding, 5.00%, | | |
| 4/01/42 | 22,830,000 | 26,251,760 |
| 4/01/48 | 34,230,000 | 39,153,643 |
| San Diego County Water Authority Water Revenue COP, Series A, AGMC Insured, 5.00%, 5/01/34 | 106,705,000 | 115,511,364 |

# Franklin California Tax-Free Income Fund

## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| San Diego RDA Tax Allocation, Horton Plaza Redevelopment Project, Refunding, Series A, AGMC Insured, 6.00%, 11/01/15 | 2,395,000 | 2,404,149 |
| San Diego USD, GO, | | |
| Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40 | 79,500,000 | 38,790,435 |
| Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/21 | 12,160,000 | 9,109,907 |
| Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/22 | 8,440,000 | 5,981,850 |
| Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/23 | 11,120,000 | 7,460,964 |
| Election of 1998, Series E, AGMC Insured, 5.00%, 7/01/28 | 10,000,000 | 10,220,700 |
| Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33 | 104,505,000 | 84,295,823 |
| Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47 | 30,000,000 | 11,635,500 |
| San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/32 | 28,000,000 | 32,130,000 |
| San Francisco BART District Sales Tax Revenue, AGMC Insured, Pre-Refunded, 5.00%, | | |
| 7/01/31 | 10,000,000 | 10,694,300 |
| 7/01/36 | 6,760,000 | 7,229,347 |
| San Francisco City and County Airports Commission International Airport Revenue, Second Series, Refunding, Issue 32G, NATL RE, FGIC Insured, 4.50%, 5/01/28 | 7,500,000 | 7,889,625 |
| San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured, 5.00%, 9/01/31 | 5,805,000 | 5,817,074 |
| San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40 | 12,000,000 | 12,833,400 |
| San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, | | |
| Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 | 19,500,000 | 20,414,940 |
| Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 | 17,000,000 | 17,599,590 |
| Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 | 57,000,000 | 58,833,690 |
| Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37 | 104,745,000 | 54,400,363 |
| Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38 | 140,340,000 | 73,014,692 |
| Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40 | 158,655,000 | 81,705,738 |
| Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41 | 141,024,000 | 72,414,414 |
| Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42 | 141,024,000 | 72,216,980 |
| Refunding, Series A, 5.50%, 1/15/28 | 247,300,000 | 247,307,419 |
| Refunding, Series A, NATL Insured, 5.375%, 1/15/29 | 85,500,000 | 85,452,975 |
| Refunding, Series A, NATL Insured, 5.25%, 1/15/30 | 21,000,000 | 20,605,830 |
| senior lien, 5.00%, 1/01/33 | 82,040,000 | 78,832,236 |
| senior lien, ETM, zero cpn., 1/01/25 | 5,700,000 | 4,276,767 |
| senior lien, ETM, zero cpn., 1/01/28 | 33,545,000 | 22,639,520 |
| senior lien, ETM, zero cpn., 1/01/29 | 37,050,000 | 24,128,071 |
| San Jose Airport Revenue, | | |
| Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/31 | 9,415,000 | 9,430,723 |
| Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37 | 25,500,000 | 26,977,215 |
| Series D, NATL Insured, 5.00%, 3/01/28 | 10,000,000 | 10,321,700 |
| San Jose Financing Authority Lease Revenue, | | |
| Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39 | 20,885,000 | 22,020,100 |
| Civic Center Project, Refunding, Series B, AMBAC Insured, 5.00%, 6/01/37 | 20,000,000 | 20,045,000 |
| Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 | 46,400,000 | 46,529,456 |
| Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21 | 14,045,000 | 14,091,208 |
| Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22 | 14,730,000 | 14,776,694 |
| San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A, AMBAC Insured, 5.00%, 9/01/24 | 5,000,000 | 5,002,950 |
| San Jose GO, | | |
| Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36 | 35,150,000 | 39,326,171 |
| Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28 | 11,600,000 | 11,639,208 |
| Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34 | 15,820,000 | 16,239,230 |
| San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 | 7,110,000 | 7,112,133 |
| San Jose RDA Tax Allocation, | | |
| Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27 | 7,325,000 | 7,328,003 |
| Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28 | 2,030,000 | 2,030,528 |
| Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32 | 13,395,000 | 13,229,840 |
| Series A, 6.50%, 8/01/18 | 10,000,000 | 10,723,500 |
| Series B, 7.00%, 8/01/35 | 28,565,000 | 30,738,511 |
| San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, | | |
| 5/01/36 | 10,000,000 | 11,950,300 |
| 5/01/42 | 10,000,000 | 11,778,000 |
| San Jose USD, COP, Refunding, AGMC Insured, zero cpn., | | |
| 1/01/27 | 7,105,000 | 3,848,707 |
| 1/01/29 | 7,105,000 | 3,460,206 |
| San Juan Bautista Water and Wastewater Revenue COP, Refunding, 6.25%, 10/01/43 | 7,330,000 | 7,999,229 |
| San Juan USD, GO, Election of 1998, Series B, NATL Insured, zero cpn., | | |
| 8/01/26 | 15,825,000 | 8,789,522 |

# Franklin California Tax-Free Income Fund
## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| 8/01/27 | 18,605,000 | 9,837,766 |
| 8/01/28 | 19,470,000 | 9,750,187 |
| San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32 | 12,500,000 | 13,516,625 |
| San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 | 15,000,000 | 20,245,350 |
| San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding, Series A, AGMC Insured, 5.00%, 7/15/29 | 4,545,000 | 4,549,772 |
| San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured, 5.00%, 8/01/39 | 6,555,000 | 6,582,334 |
| San Mateo UHSD, | | |
| COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn. to 12/15/19, 5.00% thereafter, 12/15/43 | 11,535,000 | 10,864,817 |
| GO, Capital Appreciation, Election of 2000, Series B, NATL RE, FGIC Insured, zero cpn., 9/01/22 | 5,000,000 | 3,855,300 |
| San Ramon PFA Tax Allocation Revenue, NATL Insured, 5.30%, 2/01/28 | 18,360,000 | 18,371,200 |
| San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36 | 5,655,000 | 6,312,054 |
| San Ramon Valley USD, GO, Election of 2002, | | |
| AGMC Insured, Pre-Refunded, 5.40%, 3/01/28 | 27,410,000 | 28,222,158 |
| NATL Insured, 5.00%, 8/01/28 | 14,770,000 | 16,334,291 |
| Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/27 | 5,000,000 | 5,405,050 |
| Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, | | |
| 6.25%, 9/01/24 | 7,005,000 | 8,263,448 |
| 6.75%, 9/01/28 | 13,500,000 | 16,030,575 |
| ªSanta Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 | 3,345,000 | 3,303,923 |
| Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41 | 20,000,000 | 20,940,000 |
| Santa Clara USD, COP, 5.375%, 7/01/31 | 7,575,000 | 7,595,453 |
| Santa Clarita Community College District GO, Election of 2006, NATL Insured, 5.00%, 8/01/32 | 9,765,000 | 10,760,639 |
| Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area, 7.00%, 9/01/36 | 5,000,000 | 5,917,000 |
| Santa Margarita Water District Special Tax, CFD No. 99-1, Pre-Refunded, 6.00%, 9/01/30 | 9,000,000 | 9,331,560 |
| Santa Maria Bonita School District COP, NATL Insured, 7.00%, 3/01/16 | 230,000 | 232,358 |
| Santee School District COP, Capital Improvement Project, Assured Guaranty, 5.50%, 10/01/48 | 15,460,000 | 16,920,197 |
| Saugus USD, GO, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29 | 5,000,000 | 5,580,400 |
| School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn., 8/01/42 | 49,000,000 | 10,698,170 |
| Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project, Series A, 6.05%, 1/01/17 | 4,400,000 | 4,418,876 |
| Simi Valley USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/26 | 6,000,000 | 6,439,800 |
| Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A, | | |
| 5.30%, 9/01/29 | 1,615,000 | 1,621,234 |
| 5.40%, 9/01/34 | 2,000,000 | 2,007,080 |
| Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36 | 10,775,000 | 12,362,481 |
| Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33 | 17,500,000 | 20,010,025 |
| Southern California Public Power Authority Revenue, | | |
| 6.75%, 7/01/13 | 10,000,000 | 10,307,500 |
| Magnolia Power Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 | 15,800,000 | 16,169,404 |
| Series A, AMBAC Insured, ETM, zero cpn., 7/01/13 | 16,000,000 | 15,961,600 |
| Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18 | 1,135,000 | 1,139,835 |
| Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41 | 12,870,000 | 14,040,012 |
| Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 | 8,870,000 | 8,969,255 |
| Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.20%, 9/01/29 | 19,160,000 | 19,158,850 |
| Stockton USD, GO, Election of 2000, NATL Insured, Pre-Refunded, 5.00%, | | |
| 1/01/27 | 5,030,000 | 5,030,000 |
| 1/01/28 | 5,335,000 | 5,335,000 |
| Stockton-East Water District COP, Capital Appreciation, 1990 Project, Series B, zero cpn., 4/01/16 | 103,885,000 | 93,159,913 |
| Suisun City PFA Tax Allocation Revenue, Capital Appreciation, Redevelopment Project, Series A, zero cpn., 10/01/28 | 17,855,000 | 7,741,392 |
| Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, 5.625%, 8/01/47 | 10,000,000 | 11,245,300 |
| Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 | 4,385,000 | 4,394,472 |
| Trabuco Canyon PFA, Special Tax Revenue, Refunding, | | |
| Series A, AGMC Insured, 6.10%, 10/01/15 | 4,430,000 | 4,641,090 |
| Series C, AGMC Insured, 6.10%, 7/01/19 | 5,215,000 | 6,065,514 |
| Tustin CFD No. 04-1 Special Tax, John Laing Homes, | | |
| 5.375%, 9/01/29 | 1,000,000 | 1,011,010 |
| 5.50%, 9/01/34 | 1,500,000 | 1,515,255 |
| Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency Response Facilities and Services, 6.00%, 8/01/44 | 12,850,000 | 14,624,842 |
| University of California Regents Medical Center Pooled Revenue, Series A, NATL Insured, 4.50%, | | |
| 5/15/37 | 24,790,000 | 25,561,465 |
| 5/15/47 | 62,085,000 | 63,640,229 |

| | | |
|---|---|---|
| University of California Revenue, Limited Project, | | |
| Series B, AGMC Insured, Pre-Refunded, 5.00%, 5/15/29 | 17,300,000 | 17,774,020 |
| Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37 | 10,000,000 | 11,168,800 |
| Series D, NATL RE, FGIC Insured, 5.00%, 5/15/41 | 7,750,000 | 8,642,258 |
| Series G, 5.00%, 5/15/37 | 47,000,000 | 54,125,200 |
| Series G, 5.00%, 5/15/42 | 35,000,000 | 39,939,900 |
| University of California Revenues, UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34 | 3,710,000 | 3,724,692 |
| Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41 | 34,130,000 | 40,533,471 |
| Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45 | 62,900,000 | 11,739,027 |
| [a]Vacaville PFAR, Local Agency, 8.65%, 9/02/18 | 2,875,000 | 2,805,799 |
| Vacaville USD, GO, Election of 2001, AMBAC Insured, 5.00%, 8/01/32 | 7,790,000 | 8,334,209 |
| Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31 | 4,175,000 | 4,246,476 |
| Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 | 1,555,000 | 1,560,878 |
| Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34 | 28,350,000 | 31,602,595 |
| Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment Project Area, 5.875%, 9/01/37 | 5,000,000 | 5,001,000 |
| Vista USD, GO, Election of 2002, | | |
| Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/28 | 6,000,000 | 6,163,980 |
| Series C, AGMC Insured, 5.00%, 8/01/28 | 2,000,000 | 2,305,500 |
| Washington Township Health Care District Revenue, | | |
| Refunding, 5.25%, 7/01/29 | 6,500,000 | 6,508,905 |
| Refunding, Series A, 5.00%, 7/01/37 | 7,000,000 | 7,329,140 |
| Series A, 5.50%, 7/01/38 | 11,000,000 | 12,073,930 |
| West Contra Costa USD, GO, Election of 2002, Series C, NATL RE, FGIC Insured, 5.00%, 8/01/34 | 11,605,000 | 11,937,251 |
| West Covina PFA Lease Revenue, Big League Dreams Project, Series A, 5.00%, 6/01/36 | 345,000 | 353,225 |
| West Kern Community College District COP, AMBAC Insured, 5.625%, 11/01/34 | 11,035,000 | 11,744,551 |
| West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41 | 9,030,000 | 9,945,913 |
| West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34 | 5,000,000 | 5,265,050 |
| Western Placer USD, COP, Refinancing Project, Series B, Assured Guaranty, 5.125%, 8/01/47 | 10,275,000 | 10,727,100 |
| Westlands Water District Revenue COP, Series A, NATL Insured, 5.00%, | | |
| 9/01/30 | 6,250,000 | 6,446,938 |
| 9/01/31 | 7,490,000 | 7,859,182 |
| 9/01/35 | 5,910,000 | 6,055,327 |
| Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, 5.00%, 8/01/34 | 18,980,000 | 20,720,276 |
| Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured, 5.00%, | | |
| 9/01/29 | 10,100,000 | 10,351,389 |
| 9/01/34 | 12,765,000 | 13,012,386 |
| | | 13,145,016,301 |
| **U.S. Territories 6.3%** | | |
| **Puerto Rico 6.2%** | | |
| Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, | | |
| 5.50%, 5/15/39 | 7,210,000 | 7,220,815 |
| 5.625%, 5/15/43 | 25,500,000 | 25,505,100 |
| Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44 | 10,500,000 | 10,509,660 |
| Puerto Rico Commonwealth GO, Public Improvement, | | |
| Refunding, Series A, 5.50%, 7/01/32 | 30,000,000 | 30,240,000 |
| Refunding, Series A, 5.75%, 7/01/41 | 20,485,000 | 20,731,639 |
| Refunding, Series A, AGMC Insured, 5.00%, 7/01/35 | 27,145,000 | 27,165,087 |
| Refunding, Series A, NATL Insured, 5.50%, 7/01/20 | 10,000,000 | 10,610,400 |
| Refunding, Series E, 5.50%, 7/01/31 | 18,980,000 | 19,223,893 |
| Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27 | 21,000,000 | 21,722,610 |
| Series A, 5.125%, 7/01/28 | 10,000,000 | 9,837,300 |
| Series A, 5.125%, 7/01/31 | 68,780,000 | 68,775,185 |
| Series A, 6.00%, 7/01/38 | 10,000,000 | 10,215,200 |
| Series B, Pre-Refunded, 5.25%, 7/01/32 | 12,495,000 | 14,494,950 |
| Series B, Pre-Refunded, 5.00%, 7/01/35 | 21,200,000 | 24,410,316 |
| Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.00%, 7/01/36 | 63,000,000 | 72,658,530 |
| Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, | | |
| Refunding, Series A, NATL Insured, 5.00%, 7/01/38 | 2,440,000 | 2,440,000 |
| Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 | 7,000,000 | 6,572,020 |
| Series K, Pre-Refunded, 5.00%, 7/01/40 | 30,000,000 | 33,433,800 |
| Series K, Pre-Refunded, 5.00%, 7/01/45 | 30,000,000 | 33,433,800 |
| Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46 | 9,475,000 | 8,646,032 |
| Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31 | 2,310,000 | 2,226,309 |

# Franklin California Tax-Free Income Fund

## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| Puerto Rico Electric Power Authority Power Revenue, | | |
| Refunding, Series A, 5.00%, 7/01/29 | 20,000,000 | 19,691,000 |
| Refunding, Series A, 5.00%, 7/01/42 | 24,000,000 | 22,760,640 |
| Series WW, 5.00%, 7/01/28 | 12,030,000 | 11,927,625 |
| Series WW, 5.25%, 7/01/33 | 32,250,000 | 32,249,677 |
| Series XX, 5.25%, 7/01/40 | 14,000,000 | 13,779,780 |
| Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 | 6,800,000 | 6,800,068 |
| Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, | | |
| 5.25%, 12/15/26 | 20,000,000 | 20,056,000 |
| 6.00%, 12/15/26 | 16,000,000 | 16,894,240 |
| Puerto Rico PBA Guaranteed Revenue, Government Facilities, | | |
| Refunding, Series D, 5.375%, 7/01/33 | 26,510,000 | 26,510,000 |
| Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24 | 21,535,000 | 22,484,478 |
| Refunding, Series M-3, NATL Insured, 6.00%, 7/01/27 | 15,000,000 | 15,516,150 |
| Refunding, Series M-3, NATL Insured, 6.00%, 7/01/28 | 10,000,000 | 10,339,300 |
| Refunding, Series N, 5.00%, 7/01/37 | 10,925,000 | 10,167,024 |
| Series S, 6.00%, 7/01/41 | 32,840,000 | 33,784,807 |
| Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31 | 21,000,000 | 21,199,080 |
| Puerto Rico Sales Tax FICO Sales Tax Revenue, | | |
| Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32 | 80,000,000 | 80,664,800 |
| first sub., Series A, 5.75%, 8/01/37 | 10,000,000 | 10,576,000 |
| first sub., Series A, 5.375%, 8/01/39 | 10,000,000 | 10,280,700 |
| first sub., Series A, 5.50%, 8/01/42 | 10,000,000 | 10,318,500 |
| first sub., Series A, 6.00%, 8/01/42 | 8,000,000 | 8,554,080 |
| first sub., Series C, 5.50%, 8/01/40 | 50,000,000 | 51,845,500 |
| Series A, 5.25%, 8/01/57 | 10,000,000 | 10,356,800 |
| | | 926,828,895 |
| **U.S. Virgin Islands 0.1%** | | |
| Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37 | 10,000,000 | 11,597,400 |
| **Total U.S. Territories** | | 938,426,295 |
| **Total Municipal Bonds before Short Term Investments (Cost $12,812,748,705)** | | 14,083,442,596 |
| **Short Term Investments 3.8%** | | |
| **Municipal Bonds 3.8%** | | |
| **California 3.8%** | | |
| [b]California Health Facilities Financing Authority Revenue, St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.12%, 7/01/41 | 37,140,000 | 37,140,000 |
| [b]California Infrastructure and Economic Development Bank Revenue, The J. Paul Getty Trust, Refunding, Series A-2, Daily VRDN and Put, 0.09%, 10/01/47 | 6,315,000 | 6,315,000 |
| [b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, | | |
| Series C, Daily VRDN and Put, 0.10%, 11/01/26 | 36,700,000 | 36,700,000 |
| Series F, Daily VRDN and Put, 0.11%, 11/01/26 | 800,000 | 800,000 |
| [b]California State Economic Recovery GO, | | |
| Refunding, Series C-1, Daily VRDN and Put, 0.09%, 7/01/23 | 35,615,000 | 35,615,000 |
| Series C-3, Daily VRDN and Put, 0.09%, 7/01/23 | 9,125,000 | 9,125,000 |
| Series C-4, Daily VRDN and Put, 0.11%, 7/01/23 | 3,915,000 | 3,915,000 |
| California State GO, | | |
| [b]Kindergarten, Series A2, Daily VRDN and Put, 0.11%, 5/01/34 | 2,645,000 | 2,645,000 |
| [b]Kindergarten, Series A3, Daily VRDN and Put, 0.09%, 5/01/34 | 14,000,000 | 14,000,000 |
| RAN, Series A-2, 2.50%, 6/20/13 | 34,000,000 | 34,352,240 |
| [b]Series A-1, Daily VRDN and Put, 0.09%, 5/01/33 | 24,000,000 | 24,000,000 |
| [b]Series A-2, Daily VRDN and Put, 0.08%, 5/01/33 | 26,750,000 | 26,750,000 |
| [b]Series A-3, Daily VRDN and Put, 0.09%, 5/01/33 | 41,600,000 | 41,600,000 |
| [b]California Statewide CDA Revenue, John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.11%, 8/15/27 | 5,950,000 | 5,950,000 |
| [b]Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.13%, 10/01/41 | 33,050,000 | 33,050,000 |
| [b]Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier senior, Refunding, Series A1, Weekly VRDN and Put, 0.13%, 7/01/31 | 44,510,000 | 44,510,000 |
| [b]Los Angeles Department of Water and Power Revenue, | | |
| Power System, Refunding, Series B, Sub Series B-1, Weekly VRDN and Put, 0.11%, 7/01/34 | 72,550,000 | 72,550,000 |
| Power System, Refunding, Series B, Sub Series B-6, Daily VRDN and Put, 0.11%, 7/01/34 | 2,100,000 | 2,100,000 |
| Power System, Series B, Sub Series B-7, Weekly VRDN and Put, 0.10%, 7/01/34 | 27,000,000 | 27,000,000 |
| Water System, Refunding, Series B, Sub Series B-4, Weekly VRDN and Put, 0.11%, 7/01/35 | 44,600,000 | 44,600,000 |
| Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.08%, 7/01/35 | 22,100,000 | 22,100,000 |

# Franklin California Tax-Free Income Fund

## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | | |
|---|---|---|
| [b]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.08%, 7/01/35 | 26,900,000 | 26,900,000 |
| [b]Sacramento County Sanitation District Financing Authority Revenue, sub. lien, Sanitation District, Refunding, | | |
| Series A, Daily VRDN and Put, 0.11%, 12/01/36 | 1,400,000 | 1,400,000 |
| Series E, Weekly VRDN and Put, 0.13%, 12/01/40 | 2,450,000 | 2,450,000 |
| **Total Short Term Investments (Cost $555,543,559)** | | 555,567,240 |
| **Total Investments (Cost $13,368,292,264) 98.9%** | | 14,639,009,836 |
| **Other Assets, less Liabilities 1.1%** | | 164,468,570 |
| **Net Assets 100.0%** | | $ 14,803,478,406 |

[a] Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2012, the aggregate value of these securities was $6,109,722, representing 0.04% of net assets.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

## ABBREVIATIONS

**Selected Portfolio**

**ABAG** - The Association of Bay Area Governments
**ACA** - American Capital Access Holdings Inc.
**AD** - Assessment District
**AGMC** - Assured Guaranty Municipal Corp.
**AMBAC** - American Municipal Bond Assurance Corp.
**BART** - Bay Area Rapid Transit
**BHAC** - Berkshire Hathaway Assurance Corp.
**CDA** - Community Development Authority/Agency
**CFD** - Community Facilities District
**CHFCLP** - California Health Facilities Construction Loan Program
**COP** - Certificate of Participation
**CRDA** - Community Redevelopment Authority/Agency
**ETM** - Escrow to Maturity
**FGIC** - Financial Guaranty Insurance Co.
**FHA** - Federal Housing Authority/Agency
**FICO** - Financing Corp.
**GNMA** - Government National Mortgage Association
**GO** - General Obligation
**HFAR** - Housing Finance Authority Revenue
**ID** - Improvement District
**IDR** - Industrial Development Revenue
**MFHR** - Multi-Family Housing Revenue
**MFMR** - Multi-Family Mortgage Revenue
**MTA** - Metropolitan Transit Authority
**MUD** - Municipal Utility District
**NATL** - National Public Financial Guarantee Corp.
**NATL RE** - National Public Financial Guarantee Corp. Reinsured
**PBA** - Public Building Authority
**PCFA** - Pollution Control Financing Authority
**PCR** - Pollution Control Revenue
**PFA** - Public Financing Authority
**PFAR** - Public Financing Authority Revenue
**RAN** - Revenue Anticipation Note
**RDA** - Redevelopment Agency/Authority
**RMR** - Residential Mortgage Revenue

# Franklin California Tax-Free Income Fund

## Statement of Investments, December 31, 2012 (unaudited) *(continued)*

| | |
|---|---|
| **SFMR** | - Single Family Mortgage Revenue |
| **UHSD** | - Unified/Union High School District |
| **USD** | - Unified/Union School District |
| **XLCA** | - XL Capital Assurance |

# Franklin California Tax-Free Income Fund

## Notes to Statement of Investments (unaudited)

### 1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

### 2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

### 3. INCOME TAXES

At December 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

| | |
|---|---|
| Cost of investments | $ 13,360,738,985 |
| Unrealized appreciation | $ 1,300,104,345 |
| Unrealized depreciation | (21,833,494) |
| Net unrealized appreciation (depreciation) | $ 1,278,270,851 |

## 4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2012, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

## 5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

**Item 2. Controls and Procedures.**

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

**Item 3. Exhibits.**

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

**SIGNATURES**

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

**FRANKLIN CALIFORNIA TAX-FREE INCOME FUND**

By /s/ Laura F. Fergerson

Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date February 27, 2013